Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Credit Loss [Abstract]
Recoveries (Losses) From Freestanding Credit Enhacements	$ 289	$ 454